Shareholders' equity - Private Placement (Details) - USD ($)	Jun. 11, 2021	Jun. 10, 2021	Feb. 09, 2021
Subsidiary, Sale of Stock [Line Items]
Price per share			$ 4.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares agreed to purchase under the agreement		4,000,000
Price per share		$ 4.50
Gross proceeds received	$ 18,000,000
Placement agents fee	900,000
Other offering expenses	$ 60,000